LONG-TERM DEBT (Schedule of Oustanding Warrants to Purchase Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
Warrants outstanding, beginning balance (in Shares)	308,197	310,254
Restricted stock outstanding, weighted-average exercise price, beginning balance (in Dollars per Share)	$ 1.33	$ 8.71
Warrants granted during the period (in Shares)	0	0
Warrants granted during the period, weighted-average exercise price (in Dollars per Share)	$ 0.00	$ 0.35
Warrants exercised during the period (in Shares)	0	0
Warrants exercised during the period, weighted-average exercise price (in Dollars per Share)	$ 0.00	$ 0.00
Warrants forfeited during the period (in Shares)	0	(2,057)
Warrants forfeited during the period, weighted-average exercise price (in Dollars per Share)	$ 6.23	$ 8.98
Warrants outstanding, ending balance (in Shares)	308,197	308,197
Restricted stock outstanding, weighted-average exercise price, ending balance (in Dollars per Share)	$ 0.35	$ 1.33